Expense Example, No Redemption	Feb. 27, 2026 USD ($)
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	1,509
American Funds Mortgage Fund® | AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,265
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,432
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,185
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,568
American High-Income Trust® | AMERICAN HIGH INCOME TRUST | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,330
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	1,458
U.S. Government Securities Fund® | U.S. Government Securities Fund | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	452
Expense Example, No Redemption, 5 Years	782
Expense Example, No Redemption, 10 Years	$ 1,213